UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON AUGUST 11, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 14, 2007.

Report for the Calendar Year or Quarter Ended:     JUNE 30, 2006

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  FEBRUARY 13, 2007


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       6

Form 13F Information Table Value Total:       348,792,000



List of Other Included Managers:







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FORM 13F INFORMATION TABLE
Report date: 6/30/06
Reporting Manager: Davidson Kempner Capital Management LLC



                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/    SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT    PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- --------  --------   --- ---- ------- ------------ -------- -------- -----

NORTHFORK BANCORPORATION	CS		659424105 139,190.83  4,613,551	SH	 SOLE		      4,613,551
ARAMARK CORP CL B 		CS		038521100  25,666.87    775,200	SH	 SOLE			775,200
TRIZEC PROPERTIES INC	 	CS		89687P107  36,876.26  1,287,579	SH	 SOLE	       	      1,287,579
MICHAELS STORES INC		CS		594087108  96,398.50  2,337,500	SH	 SOLE		      2,337,500
CONSTELLATION ENERGY GROUP	CS		210371100  45,177.45    828,640	SH	 SOLE		        828,640
FPL GROUP INC			CS		302571104   5,481.69    132,472	SH	 SOLE		        132,472
							  348,791.60

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